Parent Company Financial Data - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Consolidated [Member]	Dec. 31, 2012 Consolidated [Member]
ASSETS
Cash and demand deposits with bank subsidiaries	$ 7,947	$ 8,877		$ 1,858	$ 300
Interest-earning deposits with bank subsidiaries	64,447	72,851		3,998	6,217
Investments in:
Bank subsidiaries				39,176	50,677
Nonbank subsidiaries				618	836
Other assets	10,856	9,809		1,229	3,237
Total assets	517,320	545,007		46,879	61,627
Liabilities and shareholders' equity
Master notes				3,998	5,451
Junior subordinated debentures				11,127	11,127
Other liabilities	4,491	11,449		71	376
Total liabilities	475,095	500,694		15,196	16,954
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)				1,716	1,584
Shareholders' equity	29,967	42,729	43,493	29,967	42,729
Total liabilities and shareholders' equity	$ 517,320	$ 545,007		$ 46,879	$ 61,267